Goodwill and Other Intangible Assets - Schedule of Amortization Charges of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Schedule Of Estimated Future Amortization Expense [Line Items]
2012	$ 91,781
2013	82,311
2014	68,231
2015	60,215
2016	$ 48,491